Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax (benefit) at statutory corporate rate	$ (5,707,000)	$ (2,439,000)	$ (2,764,000)
Research and development expense	869,000	835,000	800,000
Valuation allowance	4,304,000	1,122,000	806,000
Tranche obligation liability			780,000
Change in tax law	537,000	437,000	356,000
State taxes, net of federal benefit	(15,000)
Foreign rate differential	49,000
Other		45,000	22,000
Total income tax expense (benefit)	$ 37,000	$ 0	$ 0